Equity - Schedule of Non-controlling Interest in the Subsidiary's Equity and Profit (Detail) - CLP ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Disclosure of available for sale financial assets [line items]
Equity	$ 68,461	$ 77,821	$ 69,087	$ 94,445
Net income	1,845	(13,183)
Financial instruments at fair value through other comprehensive income	(118,979)	(2,033)
Exchange differences	(26,686)	(11,501)
Defined benefit obligation	1,889	1,607
Deferred Tax	9,422	(8,789)
Comprehensive income	(626)	(16,624)
Debt instruments issued	6,335,525		$ 6,204,856
Non controlling Interest [Member]
Disclosure of available for sale financial assets [line items]
Equity	68,461	77,821
Net income	1,845	(13,183)
Financial instruments at fair value through other comprehensive income	(2,921)	(4,314)
Financial instruments at fair value through other comprehensive income	(2,932)
Available for sale investments		(4,253)
Exchange differences	(552)	(2,113)
Cash Flow hedges	(484)	1,183
Defined benefit obligation	244	1,836
Deferred Tax	1,253	(33)
Other comprehensive income	(2,471)	(3,441)
Comprehensive income	$ (626)	$ (16,624)
Non controlling Interest [Member] | Itau Corredores de Seguros Colombia S.A. [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	20.20%	20.20%
Equity	$ 393	$ 389
Net income	13	(67)
Comprehensive income	$ 13	$ (67)
Non controlling Interest [Member] | Itau Corpbanca Colombia S.A. y filiales [member]
Disclosure of available for sale financial assets [line items]
Non-controlling	12.90%
Equity	$ 68,068
Net income	1,832
Financial instruments at fair value through other comprehensive income	(2,932)
Exchange differences	(552)
Cash Flow hedges	(484)
Defined benefit obligation	244
Deferred Tax	1,253
Other comprehensive income	(2,471)
Comprehensive income	(639)
Non controlling Interest [Member] | Itau Corredores de Seguros S.A [member]
Disclosure of available for sale financial assets [line items]
Non-controlling		12.90%
Equity		$ 77,432
Net income		(13,116)
Financial instruments at fair value through other comprehensive income		(4,314)
Exchange differences		(2,113)
Cash Flow hedges		1,183
Defined benefit obligation		1,836
Deferred Tax		(33)
Other comprehensive income		(3,441)
Comprehensive income		(16,557)
Reserve of gains and losses on financial assets and liabilities measured at fair value through other comprehensive income [member]
Disclosure of available for sale financial assets [line items]
Debt instrument losses	(2,921)	(4,253)
Equity instrument gains	$ (11)	$ (61)